Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit for the year	₩ 5,084,519	₩ 4,558,170	₩ 4,478,000
Adjustments for:
Interest income (Note 36)	(27,988,801)	(29,209,338)	(27,579,211)
Interest expense (Note 36)	16,294,345	17,807,036	16,761,289
Dividend income (Note 38)	(209,681)	(239,097)	(181,486)
Income tax expense (Note 46)	1,844,490	1,470,922	1,486,960
Net fees and commission expense (Note 37)	378,283	330,896	307,492
Net insurance income (Note 29)	(1,055,727)	(983,166)	(1,113,615)
Net insurance finance expense (Note 30)	1,191,195	99,439	516,097
Net gain on financial instruments at fair value through profit or loss (Note 39)	(846,030)	(678,697)	(1,228,900)
Net gain on derivatives (Note 11)	(510,524)	(82,184)	(292,483)
Net loss (gain) on foreign currency translation	(284,765)	(107,294)	4,396
Net loss (gain) on financial instruments designated at fair value through profit or loss (Note 40)	(43,372)	35,604	(54,256)
Net loss (gain) on disposal of securities at fair value through other comprehensive income (Note 12)	(193,612)	(60,260)	129,575
Provision for allowance for credit loss (Notes 41)	2,002,965	2,013,274	2,244,503
Net loss (gain) on disposal of securities at amortized cost (Note 12)	56	23,155	(251)
Employee benefit (Note 27)	238,848	157,711	145,874
Depreciation and other amortization (Note 42)	1,295,085	1,280,382	1,185,006
Other operating expense (Note 44)	815,185	687,447	859,065
Equity method loss (income), net (Note 16)	(221,225)	23,822	(125,088)
Other non-operating expense (Note 45)	265,392	323,593	200,355
Sub-total	(7,027,893)	(7,106,755)	(6,734,678)
Changes in assets and liabilities:
Due from banks at amortized cost	731,113	(408,314)	1,325,355
Securities at fair value through profit or loss	(2,887,391)	(159,581)	(7,374,788)
Deposits at fair value through profit or loss	1,053	(5,418)	0
Loans at fair value through profit or loss	380,767	(138,009)	620,955
Financial instruments designated at fair value through profit or loss	(1,853,330)	379,352	(726,476)
Derivative instruments	378,311	(83,294)	(336,770)
Loans at amortized cost	(17,106,486)	(34,952,582)	(5,652,482)
Insurance contract assets	4,879	5,015	(10,387)
Reinsurance contract assets	(418,688)	(96,401)	(4,262)
Other assets	(20,923,665)	2,036,969	(6,394,740)
Deposits	24,093,267	38,873,523	(1,380,003)
Net defined benefit liabilities	(413,143)	(246,347)	7,263
Provisions	(169,300)	(505,457)	(424,494)
Insurance contract liabilities	(409,819)	(916,060)	(1,247,849)
Reinsurance contract liabilities	(226,184)	936	(31,265)
Investment contract liabilities	332,236	(467,655)	(671,181)
Other liabilities	18,745,622	(8,626,434)	13,479,464
Sub-total	259,242	(5,309,757)	(8,821,660)
Income taxes paid	(1,076,814)	(1,030,947)	(1,931,943)
Interest received	27,043,508	28,511,378	26,411,959
Interest paid	(14,749,663)	(15,218,677)	(13,058,769)
Dividends received	197,982	222,887	186,937
Net cash inflow from operating activities	9,730,881	4,626,299	529,846
Cash flows from investing activities
Proceeds from disposal of financial instruments at fair value through profit or loss	4,584,365	5,846,223	3,845,778
Acquisition of financial instruments at fair value through profit or loss	(4,963,361)	(7,043,560)	(5,355,995)
Proceeds from disposal of securities at fair value through other comprehensive income	50,955,576	44,576,886	36,748,023
Acquisition of securities at fair value through other comprehensive income	(61,673,847)	(44,514,955)	(36,745,746)
Proceeds from disposal of securities at amortized cost	7,073,830	7,646,004	4,257,920
Acquisition of securities at amortized cost	(5,478,916)	(5,109,510)	(6,421,141)
Proceeds from disposal of property and equipment (Notes 14 and 45)	7,729	6,652	16,159
Acquisition of property and equipment (Note 14)	(258,659)	(263,836)	(261,444)
Proceeds from disposal of intangible assets (Notes 15 and 45)	14,445	8,102	25,029
Acquisition of intangible assets (Note 15)	(378,410)	(514,938)	(454,794)
Proceeds from disposal of investments in associates (Note 16)	601,006	326,439	377,496
Acquisition of investments in associates (Note 16)	(239,959)	(662,106)	(428,423)
Net cash inflow from loss of control	98,267	0	0
Net cash outflow from acquisition of control	(947,246)	0	0
Proceeds from disposal of investment property (Notes 17 and 45)	9,128	5,281	166,767
Acquisition of investment property (Note 17)	(4,564)	(3,202)	(5,367)
Proceeds from disposal of assets held for sale	48,867	0	3,663
Change in other assets	(5,264)	31,741	1,959
Proceeds from settlement of hedging derivative financial instruments	42,920	50,300	29,123
Payment of settlement of hedging derivative financial instruments	(265,683)	(236,988)	(70,720)
Net cash flows from business combinations	(124,004)	0	0
Net cash inflow (outflow) from investing activities	(10,903,780)	148,533	(4,271,713)
Cash flows from financing activities
Issuance of hybrid bonds	797,870	797,866	897,646
Redemption of hybrid bonds	(650,000)	(200,000)	(1,195,550)
Net change in borrowings	5,125,412	(8,231,239)	8,153,087
Proceeds from debt securities issued	44,481,665	54,660,582	47,674,027
Redemption of debt securities issued	(45,234,727)	(45,082,555)	(43,808,445)
Increase in financial liabilities designated at fair value through profit or loss	99,985	0	209,969
Decrease in financial liabilities designated at fair value through profit or loss	(50,000)	0	0
Changes in other liabilities	(95,556)	(61,797)	164,567
Dividends paid	(1,293,828)	(1,267,146)	(1,461,371)
Proceeds from settlement of hedging derivative financial instruments	2,705,549	2,774,765	1,538,590
Payments of settlement of hedging derivative financial instruments	(2,556,770)	(2,655,404)	(1,459,027)
Acquisition of treasury stock	(1,250,001)	(700,000)	(485,947)
Disposal of treasury stock	0	297	0
Expense for retirement of treasury stock	(69)	(102)	(81)
Increase (decrease) in non-controlling interests	(547,355)	54,717	(205,169)
Repayments of lease liabilities	(281,530)	(272,634)	(262,055)
Conversion costs for preferred stock to common stock	0	0	(75)
Net cash inflow (outflow) from financing activities	1,250,645	(182,650)	9,760,166
Effect of exchange rate changes on cash and cash equivalents held	(26,857)	238,477	(15,361)
Increase in cash and cash equivalents	50,889	4,830,659	6,002,938
Cash and cash equivalents included in assets held for sale	(3,309)	0	0
Cash and cash equivalents at the beginning of the year	35,247,543	30,416,884	24,413,946
Cash and cash equivalents at the end of the year	₩ 35,295,123	₩ 35,247,543	₩ 30,416,884